Interest Income (Details) - Schedule of income and expense from interest - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income and expense from interest [Abstract]
Interest income not including income from hedge accounting	$ 2,967,933	$ 2,233,623	$ 2,314,637
Interest expense not including expense from hedge accounting	(707,460)	(624,314)	(866,327)
Net Interest income (expense) from hedge accounting	2,260,473	1,609,309	1,448,310
Hedge accounting (net)	(449,122)	(15,461)	(31,346)
Total net interest income	$ 1,811,351	$ 1,593,848	$ 1,416,964